Other Expense (Tables)	12 Months Ended
Dec. 31, 2022
Conduit Pharmaceuticals Limited [Member]
Schedule of Other Expense, Net

The following table presents other expense, for the years ended December 31, 2022 and 2021 (in thousands):

	For the year ended December 31,
	2022	2021
Other expense:
Loss on Cizzle option	$1,300	$-
Realized foreign currency transaction loss	-	8
Loss on sale of investment in equity securities	129	76
Placement fees on sale of investment in equity securities	33	327
Change in fair value of convertible notes payable	265	73
Total other expense	$1,727	$484